Net Financial Income and Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial income
Financial income	$ 295	$ 1,887	$ 2,448
Total financial income	295	1,887	2,448
Financial costs
Amortization and write-off of deferred loan issuance costs	7,434	6,806	7,463
Interest expense on loans	42,459	63,912	64,282
Lease expense	33	56
Commitment fees	359	729	522
Other financial costs including bank commissions	702	495	447
Total financial costs	50,987	71,998	72,714
Unamortized loan fees written off to profit or loss	$ 1,918	$ 988	$ 900